ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
Dec. 31, 2018
Bottom of range | Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Bottom of range | Other equipment | Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	2 years
Top of range | Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years
Top of range | Other equipment | Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	18 years
Performance Share Units
Disclosure of detailed information about property, plant and equipment [line items]
Vesting term	3 years